Basis of Presentation and Summary of significant accounting policies (Details -Advertising costs) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Accounting Policies [Abstract]
Advertising and promotion	$ 819,827	$ 1,304,662	$ 3,529,809	$ 3,777,122